Leases - Additional Information (Detail) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Non-cancelable lease payments	¥ 717,516
Negotiated non- cancelable lease payments	1,577,411
Contingent rents included in revenue from franchised restaurants	¥ 142,537	¥ 136,237
Bottom of range [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lessee operating lease terms for leased restaurants and equipment assets	Two months
Top of range [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lessee operating lease terms for leased restaurants and equipment assets	Ten years